Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2018	2017
	(Millions of yen)
Land	272,443	274,551
Buildings	1,629,927	1,638,202
Machinery and equipment	1,793,499	1,804,982
Construction in progress	67,045	46,940

	3,762,914	3,764,675
Less accumulated depreciation	(2,671,922)	(2,638,055)

	1,090,992	1,126,620

Depreciation expenses for the years ended December 31, 2018, 2017 and 2016 were ¥175,771 million, ¥189,712 million and ¥199,133 million, respectively.

Amounts due for purchases of property, plant and equipment were ¥32,433 million and ¥23,432 million at December 31, 2018 and 2017, respectively, and are included in other current liabilities in the accompanying consolidated balance sheets. Fixed assets presented in the consolidated statements of cash flows include property, plant and equipment and intangible assets.